Variable Portfolios
April 30, 2022
Thrivent ESG Index Portfolio
Summary Prospectus

This Summary Prospectus is designed to provide investors with key portfolio information in a clear and concise format. Before you invest, you may want to review the Portfolio’s complete prospectus, which contains more information about the Portfolio and its risks.
•  If you purchase shares through Thrivent:
You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at thriventportfolios.com. You can also get this information at no cost by calling 800-847-4839 or by sending an email request to mail@thrivent.com.
•  If you purchase shares from a firm other than Thrivent:
You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at thriventportfolios.com. You can also get this information by calling or emailing your financial professional.
The Portfolio’s prospectus and Statement of Additional Information, both dated Apr. 30, 2022, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.
Shares of the Portfolio are sold only to insurance company separate accounts or to other investment companies funded by insurance company separate accounts. This Summary Prospectus is not intended for use by other investors.

Thrivent ESG Index Portfolio

Investment Objective
Thrivent ESG Index Portfolio (the "Portfolio") seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	N/A
Maximum Deferred Sales Charge (load) (as a % of the net asset value	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.96%
Less Fee Waivers and/or Expense Reimbursements[1]	0.54%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.42%
1
The Adviser has contractually agreed, through at least April 30, 2023, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent ESG Index Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.38% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$43	$252	$478	$1,129
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in the common stocks of companies included in the MSCI KLD 400 Social Index (the “Index”) in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is a float-adjusted market capitalization weighted index designed to provide exposure to U.S. companies with outstanding environmental, social and governance (“ESG”) ratings and excluding exposure to companies with negative social or environmental impacts, all as identified by MSCI Inc. (the “Index Provider” or “MSCI”). As of March 31, 2022, the Index consisted of 402 companies identified by the Index Provider from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on major exchanges in the U.S., as determined by the Index Provider. MSCI constructs the Index based on considerations of ESG performance, sector alignment and size representation of each eligible company, as described in more detail below. The methodology MSCI uses to construct the Index is as of the date of this prospectus and is subject to change as determined from time to time by MSCI. The Index excludes companies whose products have negative social or environmental impacts. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, gambling, tobacco, military weapons, civilian firearms, nuclear power, adult entertainment and genetically modified organisms.
In evaluating ESG performance of eligible companies, MSCI uses proprietary ratings and research covering ESG criteria. MSCI identifies companies that demonstrate an ability to manage their ESG risks and opportunities. MSCI identifies key ESG issues that hold the greatest potential risk or opportunity for each industry sector, which may include the following: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. MSCI calculates a company’s exposure relating to a key issue based on an analysis of a company’s business and takes into account a company’s management process of that issue. MSCI’s ESG criteria also includes, but is not limited to, an analysis of companies involved in very serious controversies, which may result in those companies’ exclusion from the Index.
The Index is reviewed quarterly for adjustments, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Index may include large, mid or small cap companies. The components of the Index, and the degree to which these components represent certain industry sectors, are likely to change over time. The Portfolio may buy and sell equity index futures and exchange traded funds (“ETF”) for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
ESG (Environmental, Social & Governance) Investment Strategy Risk. The Portfolio’s ESG investment strategy limits the types and number of investment opportunities available to the Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Portfolio.

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic cannot accurately be predicted and may negatively impact the value of the Portfolio’s investments.
Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the one-year period and since inception compared to a broad-based securities market index. The index description appears in the "Index Descriptions" section of the prospectus. Call 800-847-4836 or visit thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance over time.
Year-by-Year Total Return

Best Quarter:	Q4 2021	+11.85%
Worst Quarter:	Q3 2021	+0.68%
Average Annual Total Returns
(Periods Ending December 31, 2021)
		Since Inception
	1 Year	4/29/2020
Portfolio (before taxes)	30.78%	36.98%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	31.63%	38.76%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”).
Portfolio Manager(s)
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Bomgren and Ms. Wang have served as portfolio managers of the Portfolio since April 2020. Mr. Bomgren has been with Thrivent Financial since 2006 and is currently a Senior Portfolio Manager. Ms. Wang has been with Thrivent Financial since 2017 and is currently a Senior Portfolio Manager. Prior to joining Thrivent Financial, Ms. Wang worked at Bryn Mawr Capital Management as a portfolio manager from 2009 to 2016.
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent Financial;
•
Separate accounts of other insurance companies not affiliated with Thrivent Financial; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent Financial, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

32065AQ R4-22